Capital Management - Summary of Capitalization and Ratio (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Capitalisation [Abstract]
Long-term debt	$ 1,085,970	$ 1,106,794
Shareholders' equity	1,230,529	1,225,555
Total capitalization	$ 2,316,499	$ 2,332,349
Long-term debt to long-term debt plus equity ratio	0.47%	0.47%